Joint Ventures - Assets, Liabilities, Revenue and Expenses from Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Current assets	$ 5,780,494	$ 5,578,440
Non-current assets	8,724,466	5,917,129
Current liabilities	1,768,836	2,218,816
Non-current liabilities	4,682,245	4,078,686
Revenue	4,576,224	4,528,761	$ 7,467,490
Net income (loss)	640,643	691,841	930,267
Other comprehensive income	53,055	(23,187)	145,828
Comprehensive income	693,698	668,654	1,076,095
Total for all joint ventures
Disclosure of joint ventures [line items]
Current assets	44,564	113,573
Non-current assets	15,474	26,489
Current liabilities	27,391	56,879
Non-current liabilities	47,290	27,468
Revenue	25,529	41,550	74,916
Net income (loss)	(3,147)	(5,373)	(3,237)
Other comprehensive income	599	(229)	115
Comprehensive income	(2,548)	(5,602)	(3,122)
SQM Vitas Fzco.
Disclosure of joint ventures [line items]
Current assets	0	16,882
Non-current assets	0	0
Current liabilities	0	38
Non-current liabilities	0	0
Revenue	0	0	0
Net income (loss)	0	(5,970)	359
Other comprehensive income	0	0	0
Comprehensive income	0	(5,970)	359
SQM Vitas Brasil Agroindustria
Disclosure of joint ventures [line items]
Revenue			0
Net income (loss)			0
Other comprehensive income			0
Comprehensive income			0
SQM Vitas Peru S.A.C.
Disclosure of joint ventures [line items]
Current assets		39,072
Non-current assets		8,578
Current liabilities		33,547
Non-current liabilities		196
Revenue		17,672	53,477
Net income (loss)		1,731	(4,603)
Other comprehensive income		0	0
Comprehensive income		1,731	(4,603)
Pavoni & C. SpA
Disclosure of joint ventures [line items]
Current assets	14,039	11,416
Non-current assets	7,596	5,919
Current liabilities	10,326	7,855
Non-current liabilities	942	877
Revenue	25,529	23,878	21,439
Net income (loss)	549	379	792
Other comprehensive income	599	(229)	115
Comprehensive income	1,148	150	907
Covalent Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Current assets	14,035	10,576
Non-current assets	711	915
Current liabilities	13,366	11,868
Non-current liabilities	2,919	2,141
Revenue	0	0	0
Net income (loss)	303	(1,516)	215
Other comprehensive income	0	0	0
Comprehensive income	303	(1,516)	$ 215
Pirra Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Current assets		2,720
Non-current assets		2,006
Current liabilities		10
Non-current liabilities		0
Revenue		0
Net income (loss)		3
Other comprehensive income		0
Comprehensive income		3
Azure Minerals
Disclosure of joint ventures [line items]
Current assets	16,490	32,907
Non-current assets	7,167	9,071
Current liabilities	3,699	3,561
Non-current liabilities	43,429	24,254
Revenue	0	0
Net income (loss)	(3,999)	0
Other comprehensive income	0	0
Comprehensive income	$ (3,999)	$ 0